INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (18,228)	₽ (20,461)
Adjustment on initial application of new IFRS standarts	(1,028)
Recognised in profit / loss	2,779	2,599
Recognised in other comprehensive income	(104)	(116)
Effect of acquisitions	3,332	(59)
Effect of disposal		(191)
Net deferred tax liability at the end of the period	(13,249)	(18,228)
Depreciation of property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(18,921)	(19,301)
Adjustment on initial application of new IFRS standarts	1,632
Recognised in profit / loss	513	599
Recognised in other comprehensive income	143	(39)
Effect of acquisitions	395
Effect of disposal		(180)
Net deferred tax liability at the end of the period	(16,238)	(18,921)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(7,454)	(7,094)
Recognised in profit / loss	1,218	(290)
Recognised in other comprehensive income	9	(8)
Effect of acquisitions	147	(59)
Effect of disposal		(3)
Net deferred tax liability at the end of the period	(6,080)	(7,454)
Potential distributions from / to Group's subsidiaries / associates
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(4,043)	(3,987)
Recognised in profit / loss	418	(175)
Recognised in other comprehensive income	(394)	119
Net deferred tax liability at the end of the period	(4,019)	(4,043)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,994)	(2,099)
Recognised in profit / loss	148	80
Recognised in other comprehensive income	(71)	25
Net deferred tax liability at the end of the period	(1,917)	(1,994)
Customer base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(536)	(660)
Recognised in profit / loss	279	124
Effect of acquisitions	(449)
Net deferred tax liability at the end of the period	(706)	(536)
Capitalization of cost to obtain and fulfill contracts
Assets / (liabilities) arising from tax effect of:
Adjustment on initial application of new IFRS standarts	(1,290)
Recognised in profit / loss	(31)
Net deferred tax liability at the end of the period	(1,321)
Accrued expenses for services
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	7,131	6,382
Recognised in profit / loss	(603)	761
Recognised in other comprehensive income	51	(9)
Effect of acquisitions	426
Effect of disposal		(3)
Net deferred tax liability at the end of the period	7,005	7,131
Right-of-use assets and lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,363
Adjustment on initial application of new IFRS standarts	(1,632)
Recognised in profit / loss	1,833
Net deferred tax liability at the end of the period	2,564	2,363
Lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,363	2,199
Recognised in profit / loss		164
Net deferred tax liability at the end of the period		2,363
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,143	1,917
Recognised in profit / loss	1,362	226
Effect of acquisitions	751
Net deferred tax liability at the end of the period	4,256	2,143
Provision for investment in Delta Bank in Ukraine
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	601	653
Recognised in profit / loss	(319)
Recognised in other comprehensive income	85	(52)
Net deferred tax liability at the end of the period	367	601
Deferred connection fees
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	562	540
Recognised in profit / loss		33
Recognised in other comprehensive income		(11)
Net deferred tax liability at the end of the period		562
Contract liabilities
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	562
Adjustment on initial application of new IFRS standarts	717
Recognised in profit / loss	(340)
Recognised in other comprehensive income	15
Net deferred tax liability at the end of the period	954	562
Debt modification
Assets / (liabilities) arising from tax effect of:
Adjustment on initial application of new IFRS standarts	(597)
Recognised in profit / loss	(478)
Net deferred tax liability at the end of the period	(1,075)
Hedge and other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,920	989
Adjustment on initial application of new IFRS standarts	142
Recognised in profit / loss	(1,221)	1,077
Recognised in other comprehensive income	58	(141)
Effect of acquisitions	2,062
Effect of disposal		(5)
Net deferred tax liability at the end of the period	₽ 2,961	₽ 1,920